Short-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 12.	Short-Term Debt

In 2013 and 2014, short-term debt consisted of bank loans with interest rates per annum that ranged from 0.42% to 0.45% and 0.32% to 0.45%, respectively, and cash, cash equivalents and marketable securities totaling $105,500 thousand and $130,000 thousand are pledged as collateral, respectively.

As of December 31, 2014, unused credit lines amounted to $224,634 thousand and will expire between May 2015 and November 2015. Among which, $6,319 thousand will expire in May 2015.